Vanguard® Global Equity Fund
Schedule of Investments (unaudited)
As of June 30, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (97.2%)
Australia (1.0%)
	BHP Group Ltd. (XLON)	2,110,706	62,994
	Woodside Energy Group Ltd. (XLON)	437,661	10,133
			73,127
Brazil (1.5%)
	Ambev SA	13,825,610	44,495
	B3 SA - Brasil Bolsa Balcao	12,777,500	38,987
*	XP Inc. Class A	1,137,022	26,675
			110,157
Canada (0.9%)
*	Shopify Inc. Class A (XTSE)	1,062,308	68,625
China (2.6%)
*	Alibaba Group Holding Ltd.	6,221,715	64,767
*	Li Auto Inc. Class A	2,458,658	42,569
	Ping An Insurance Group Co. of China Ltd. Class H	5,727,500	36,581
	ANTA Sports Products Ltd.	2,076,000	21,333
	Glodon Co. Ltd. Class A (XSHE)	1,770,120	7,929
	Will Semiconductor Co. Ltd. Shanghai Class A	562,600	7,624
*,1	China Tourism Group Duty Free Corp. Ltd. Class H	559,700	7,594
	SG Micro Corp. Class A (XSHE)	445,682	5,052
*	Will Semiconductor Co. Ltd. Shanghai Class A	299,800	4,063
	SG Micro Corp. Class A	137,567	1,559
			199,071
Denmark (0.3%)
*	Genmab A/S	70,490	26,713
Finland (0.6%)
	Nokia OYJ	10,803,758	45,266
France (3.7%)
	Cie Generale des Etablissements Michelin SCA	2,224,750	65,811
	Pernod Ricard SA	253,822	56,088
	Sanofi	404,244	43,519
	ArcelorMittal SA	1,380,084	37,655
	Accor SA	951,000	35,388
[1]	Amundi SA	459,548	27,150
	Sartorius Stedim Biotech	66,201	16,534
			282,145
Germany (2.8%)
	Fresenius Medical Care AG & Co. KGaA	1,163,847	55,621
	BASF SE	1,137,093	55,244
	Volkswagen AG Preference Shares	305,383	41,066
	Deutsche Boerse AG	159,433	29,434

		Shares	Market Value ($000)
	adidas AG	122,653	23,810
	Daimler Truck Holding AG	280,359	10,105
			215,280
Hong Kong (1.5%)
	AIA Group Ltd.	6,114,200	62,099
*	Galaxy Entertainment Group Ltd.	4,561,220	29,058
*	Sands China Ltd.	7,363,600	25,218
			116,375
India (1.8%)
[1]	Reliance Industries Ltd. GDR	1,441,078	89,743
	Housing Development Finance Corp. Ltd.	1,311,335	45,241
			134,984
Ireland (3.5%)
*	Ryanair Holdings plc ADR	809,475	89,528
	CRH plc (SGMX)	1,581,427	87,475
*	ICON plc ADR	150,408	37,632
	Smurfit Kappa Group plc (XDUB)	828,092	27,638
*	Flutter Entertainment plc (XDUB)	95,926	19,280
			261,553
Italy (0.5%)
	Enel SpA	5,877,029	39,625
*	Saipem SpA	10,000	14
			39,639
Japan (4.4%)
	Komatsu Ltd.	2,062,600	55,789
	Olympus Corp.	3,163,800	50,068
	Shiseido Co. Ltd.	841,400	38,140
	SMC Corp.	64,200	35,680
	Resona Holdings Inc.	7,154,100	34,254
	Sysmex Corp.	419,300	28,721
	Keyence Corp.	60,269	28,637
	Daiichi Sankyo Co. Ltd.	732,200	23,265
	Denso Corp.	239,300	16,141
	CyberAgent Inc.	1,960,900	14,335
	Hoshizaki Corp.	303,200	10,886
			335,916
Netherlands (3.2%)
*	Prosus NV	1,515,167	110,962
	ING Groep NV	3,141,735	42,356
	Randstad NV	767,112	40,457
*,1	Adyen NV	14,745	25,534
	ASM International NV	45,954	19,512
			238,821
Norway (0.4%)
	Schibsted ASA Class A	836,918	14,698
*	Adevinta ASA	1,575,682	10,354
	Schibsted ASA Class B	205,592	3,411
			28,463
Other (0.9%)
[2]	Vanguard Total World Stock ETF	666,361	64,624
Russia (0.0%)
*,3	Sberbank of Russia PJSC	3,912,108	—
*,3	X5 Retail Group NV GDR (Registered)	227,797	—
*,3	VK Co. Ltd. GDR	128,137	—

		Shares	Market Value ($000)
*,3	Severstal PAO GDR (Registered)	520,152	—
			—
Singapore (0.3%)
*	Sea Ltd. ADR	393,485	22,838
South Korea (1.3%)
*	Coupang Inc. Class A	2,878,534	50,087
	Shinhan Financial Group Co. Ltd.	1,066,425	27,569
	Samsung Electronics Co. Ltd. (XKRX)	333,471	18,362
			96,018
Sweden (1.1%)
	Atlas Copco AB Class B	3,418,081	42,618
	Epiroc AB Class B	1,616,469	26,164
*	Spotify Technology SA	76,830	12,335
			81,117
Switzerland (1.7%)
	Cie Financiere Richemont SA Class A (Registered)	308,338	52,377
	UBS Group AG (Registered)	2,002,229	40,582
	Roche Holding AG	110,704	33,817
			126,776
Taiwan (1.4%)
	Taiwan Semiconductor Manufacturing Co. Ltd. (XTAI)	3,104,000	57,341
	Hon Hai Precision Industry Co. Ltd.	13,321,745	48,435
			105,776
United Kingdom (5.2%)
	Shell plc	2,071,925	62,413
	Rio Tinto plc	860,503	54,685
	Prudential plc (XLON)	3,370,657	47,605
	AstraZeneca plc ADR	559,358	40,033
	HSBC Holdings plc	4,946,844	39,168
	Barclays plc	15,265,434	29,822
	J Sainsbury plc	8,369,240	28,610
	Tesco plc	8,971,690	28,302
	Standard Chartered plc	3,132,224	27,251
	NatWest Group plc	7,410,535	22,650
*,4	Farfetch Ltd. Class A	2,215,567	13,382
			393,921
United States (56.6%)
*	Amazon.com Inc.	1,735,381	226,224
	Microsoft Corp.	613,851	209,041
	Mastercard Inc. Class A	350,881	138,001
	Martin Marietta Materials Inc.	275,069	126,997
	Elevance Health Inc.	256,740	114,067
	Moody's Corp.	327,816	113,988
	Visa Inc. Class A	399,515	94,877
	NVIDIA Corp.	204,083	86,331
*	Alphabet Inc. Class A	717,297	85,860
*	Alphabet Inc. Class C	680,806	82,357
*	Chipotle Mexican Grill Inc. Class A	37,743	80,732
	Service Corp. International	1,217,649	78,648
*	Meta Platforms Inc. Class A	271,531	77,924
	Eli Lilly & Co.	156,607	73,446
	Lear Corp.	464,132	66,626
	Cognizant Technology Solutions Corp. Class A	991,387	64,718
	Edison International	919,973	63,892
	Prologis Inc.	520,294	63,804

		Shares	Market Value ($000)
*	Trade Desk Inc. Class A	792,528	61,199
*	Netflix Inc.	135,782	59,811
*	MercadoLibre Inc.	48,497	57,450
	UnitedHealth Group Inc.	118,413	56,914
*	Tesla Inc.	193,104	50,549
*	Illumina Inc.	266,040	49,880
*	Advanced Micro Devices Inc.	432,316	49,245
	Capital One Financial Corp.	447,361	48,928
	Royalty Pharma plc Class A	1,512,651	46,499
	Arthur J Gallagher & Co.	208,065	45,685
*	Monster Beverage Corp.	793,746	45,593
	Analog Devices Inc.	231,791	45,155
	Teradyne Inc.	402,945	44,860
	SS&C Technologies Holdings Inc.	738,060	44,726
*	Alnylam Pharmaceuticals Inc.	234,478	44,537
	S&P Global Inc.	110,627	44,349
	Wells Fargo & Co.	1,030,355	43,976
	Citigroup Inc.	933,692	42,987
	Westinghouse Air Brake Technologies Corp.	385,354	42,262
	Broadridge Financial Solutions Inc.	250,096	41,423
	General Electric Co.	373,253	41,002
	Albemarle Corp.	183,241	40,879
*	Aptiv plc	388,381	39,650
*	Dynatrace Inc.	754,681	38,843
	Dow Inc.	700,869	37,328
*	Uber Technologies Inc.	864,325	37,313
	Equitable Holdings Inc.	1,373,829	37,313
	Entegris Inc.	334,706	37,092
*	Airbnb Inc. Class A	287,619	36,861
*	CoStar Group Inc.	397,456	35,374
*	MongoDB Inc. Class A	85,111	34,980
*	CBRE Group Inc. Class A	427,899	34,536
	Charles Schwab Corp.	609,160	34,527
*	Markel Group Inc.	24,478	33,857
*	Skyline Champion Corp.	501,476	32,822
*	Cloudflare Inc. Class A	499,069	32,624
	Eaton Corp. plc	161,782	32,534
*	Moderna Inc.	267,276	32,474
*	DoorDash Inc. Class A	413,306	31,585
*	Adobe Inc.	64,333	31,458
*	SiteOne Landscape Supply Inc.	187,028	31,301
	Advanced Drainage Systems Inc.	274,898	31,278
	Thermo Fisher Scientific Inc.	54,005	28,177
	Estee Lauder Cos. Inc. Class A	140,725	27,636
*	Chewy Inc. Class A	690,918	27,270
*	Ceridian HCM Holding Inc.	402,346	26,945
	Cognex Corp.	465,879	26,098
*	Snap Inc. Class A	2,173,459	25,734
*	Walt Disney Co.	288,043	25,716
*	Intuitive Surgical Inc.	67,750	23,166
*	Floor & Decor Holdings Inc. Class A	207,991	21,623
	American International Group Inc.	374,658	21,558
*	Charter Communications Inc. Class A	58,091	21,341
*	Datadog Inc. Class A	214,964	21,148
*	Livent Corp.	766,691	21,030
	Newell Brands Inc.	2,406,073	20,933
	Pool Corp.	54,099	20,268
*	Shake Shack Inc. Class A	259,109	20,138

		Shares	Market Value ($000)
	McKesson Corp.	45,285	19,351
*	Block Inc. (XNYS)	288,549	19,209
*	Snowflake Inc. Class A	101,813	17,917
	Bank of America Corp.	623,048	17,875
*	Howard Hughes Corp.	225,603	17,805
	Wingstop Inc.	88,178	17,650
*	Match Group Inc.	408,385	17,091
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	678,172	16,954
*	Exact Sciences Corp.	175,814	16,509
	Hewlett Packard Enterprise Co.	916,385	15,395
*	Roku Inc.	226,738	14,502
*	Certara Inc.	753,028	13,713
*	SolarEdge Technologies Inc.	50,954	13,709
*	REVOLUTION Medicines Inc.	477,832	12,782
*	First Solar Inc.	59,678	11,344
*	YETI Holdings Inc.	267,200	10,378
*,4	Stem Inc.	1,798,410	10,287
*	Novocure Ltd.	239,370	9,934
	GE Healthcare Inc.	121,642	9,882
*	Wayfair Inc. Class A	148,992	9,686
*	Roblox Corp. Class A	239,105	9,636
*	STAAR Surgical Co.	176,616	9,285
	MetLife Inc.	17,000	961
*,3	ABIOMED Inc. CVR	82,912	85
			4,279,913
Total Common Stocks (Cost $5,899,627)			7,347,118
Temporary Cash Investments (2.6%)
Money Market Fund (2.6%)
[5,6]	Vanguard Market Liquidity Fund, 5.150% (Cost $199,832)	1,998,682	199,828
Total Investments (99.8%) (Cost $6,099,459)			7,546,946
Other Assets and Liabilities—Net (0.2%)			13,293
Net Assets (100%)			7,560,239
Cost is in $000.
*	Non-income-producing security.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2023, the aggregate value was $150,021,000, representing 2.0% of net assets.
2	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
3	Security value determined using significant unobservable inputs.
4	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $11,748,000.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6	Collateral of $12,795,000 was received for securities on loan.
ADR—American Depositary Receipt.
CVR—Contingent Value Rights.
GDR—Global Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2023	445	99,864	3,091
MSCI EAFE Index	September 2023	386	41,601	341
MSCI Emerging Markets Index	September 2023	352	17,563	(248)
				3,184
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).

D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of June 30, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	4,458,610	—	85	4,458,695
Common Stocks—Other	330,459	2,557,964	—	2,888,423
Temporary Cash Investments	199,828	—	—	199,828
Total	4,988,897	2,557,964	85	7,546,946
Derivative Financial Instruments
Assets
Futures Contracts[1]	3,432	—	—	3,432
Liabilities
Futures Contracts[1]	248	—	—	248
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.
E.  Transactions during the period in investments where the issuer is another member of The Vanguard Group were as follows:
		Current Period Transactions
	Sep. 30, 2022 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Jun. 30, 2023 Market Value ($000)
Vanguard Market Liquidity Fund	186,162	NA1	NA1	50	(20)	6,726	1	199,828
Vanguard Total World Stock ETF	53,153	206,143	208,875	1,071	13,132	912	—	64,624
Total	239,315	206,143	208,875	1,121	13,112	7,638	1	264,452
1	Not applicable—purchases and sales are for temporary cash investment purposes.